Consolidated Balance Sheets		Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Current assets
Cash and cash equivalents		$ 3,468,594	$ 2,574,096	$ 2,432,557
Accounts receivable, net		11,508,064	8,540,307	10,918,435
Inventories, net		6,249,895	4,638,141	5,781,804
Other receivables		497,309	369,061	431,134
Deferred initial public offering (“IPO”) costs		1,560,933	1,158,392
Total current assets		23,642,814	17,545,688	19,782,248
Non-current assets
Financial instrument		231,293	171,646	221,791
Property, plant and equipment, net		5,811,883	4,313,086	6,112,541
Right-of-use assets – operating leases		4,522,524	3,356,233	2,580,422
Total non-current assets		10,565,700	7,840,965	8,914,754
Total assets		34,208,514	25,386,653	28,697,002
Current liabilities
Bank loans, current portion		598,848	444,414	381,083
Finance lease liabilities, current portion		168,192	124,818	211,119
Accounts payable		6,441,094	4,780,033	6,670,883
Operating lease liabilities, current portion		1,240,129	920,318	670,186
Other payables		3,058,781	2,269,967	429,637
Amount due to shareholders				186,950
Amount due to a director				8,600
Provision for income taxes		1,177,119	873,558	1,045,383
Dividend payable				2,000,000
Total current liabilities		12,684,163	9,413,108	11,603,841
Non-current liabilities:
Bank loans, non-current portion		3,070,967	2,279,011	3,415,360
Finance lease liabilities, non-current portion		379,481	281,619	494,006
Operating lease liabilities, non-current portion		3,487,144	2,587,862	1,952,445
Deferred tax liabilities		1,446	1,073	1,446
Total non-current liabilities		6,939,038	5,149,565	5,863,257
Total liabilities		19,623,201	14,562,673	17,467,098
Commitments and contingencies (Note 19)
Shareholders’ equity
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares, issued 12,500,000 shares outstanding as of March 31, 2023 and 2024, respectively	[1]	1,707	1,250	1,707
Additional paid-in capital		3,377,293	2,506,340	3,377,293
Retained earnings		11,206,313	8,316,390	7,850,904
Total shareholders’ equity		14,585,313	10,823,980	11,229,904
Total liabilities and shareholders’ equity		34,208,514	25,386,653	28,697,002
Related Party
Current assets
Advances to related parties		$ 358,019	$ 265,691	$ 218,318

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 14.